SEGMENT INFORMATION AND REVENUE ANALYSIS (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SEGMENT INFORMATION AND REVENUE ANALYSIS
Net revenues	$ 359,031	$ 218,989	$ 146,579
ITS
SEGMENT INFORMATION AND REVENUE ANALYSIS
Net revenues	214,858	126,105	76,824
RDS
SEGMENT INFORMATION AND REVENUE ANALYSIS
Net revenues	$ 144,173	$ 92,884	$ 69,755